Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
(3)	Securities

The amortized costs, gross unrealized gains, gross unrealized losses and fair values for securities at December 31, 2011 and 2010 are as follows:

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$14,567	174	(3)	14,738
Obligations of states and political subdivisions	2,841	139	—	2,980
Mortgage-backed securities – government	875	77	—	952
Other securities	110	—	—	110

Total available-for-sale	$18,393	390	(3)	18,780

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$5,989	176	—	6,165

	2010
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$17,247	168	(219)	17,196
Obligations of states and political subdivisions	3,381	90	—	3,471
Mortgage-backed securities – government	1,211	60	—	1,271
Other securities	110	—	—	110

Total available-for-sale	$21,949	318	(219)	22,048

	2010
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$4,469	34	(103)	4,400

The following table shows the gross unrealized losses and fair value of the Company's investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross Unrealized losses
Description of Securities
Obligations of states and political subdivisions	$2,035	3	2,035	3

Total temporarily impaired securities	$2,035	3	2,035	3

The Company does not consider the unrealized losses other-than-temporary losses based on the volatility of the securities market price involved, the credit quality of the securities, and the Company's ability, if necessary, to hold the securities until maturity. The securities include 3 bonds that have continuous losses for less than 12 months and no bonds that have continuous losses for more than 12 months. The $2,035 in securities in which there is an unrealized loss of $3 includes unrealized losses ranging from less than $1 to $3, or from 0.07% to 2.12%, of the original cost of the investment. Gross realized gains on securities sold in 2011 totaled $0 and $0 in 2010 and $33 in 2009. There were no gross realized losses on securities sold in 2011, 2010 and 2009.

The following table shows the gross unrealized losses and fair value of the Company's investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2010:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross Unrealized losses
Description of Securities
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$7,106	219	7,106	219
Obligations of states and political subdivisions	2,859	103	2,859	103

Total temporarily impaired securities	$9,965	322	9,965	322

The Company does not consider the unrealized losses other-than-temporary losses based on the volatility of the securities market price involved, the credit quality of the securities, and the Company's ability, if necessary, to hold the securities until maturity. The securities include 13 bonds that have continuous losses for less than 12 months and no bonds that have continuous losses for more than 12 months. The $9,965 in securities in which there is an unrealized loss of $322 includes unrealized losses ranging from less than $4 to $46 or from 0.67% to 5.37% of the original cost of the investment.

The amortized costs and fair values of available-for-sale and held-to-maturity securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2011
	Available-for-Sale		Held-to-Maturity
	Amortized costs	Fair values	Amortized costs	Fair values

Due in one year or less	$6,133	6,141	500	515
Due after one year through five years	4,976	5,093	3,363	3,438
Due after five years through ten years	5,922	6,034	2,126	2,212
Due after ten years	487	560	—	—

	17,518	17,828	5,989	6,165

Mortgage-backed securities	875	952	—	—

Totals	$18,393	18,780	5,989	6,165

Securities with amortized costs of approximately $5,158 and $3,364 (fair values of $5,335 and $3,460, respectively) as of December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits and to the Federal Reserve for overdraft protection.